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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Stephen W. Kidder
------------------------
Name of Institutional
  Investment Manager

 Hemenway & Barnes   60 State Street  Boston,         MA            02109
-------------------  --------------- ---------  --------------  --------------
 Business Address       (Street)      (City)       (State)          (Zip)


(617) 227-7940
------------------------
Name, Phone No., and Title
of Person Duly Authorized
to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2007.


                                        Stephen W. Kidder
                                        --------------------------------------
                                        (Name of Institutional Investment
                                        Manager)


                                        --------------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:          Name:            13F File No.:
-----                     ------------- ------------------------  -------------
1. Brian C. Broderick       28-11136    6.
2. Michael B. Elefante      28-06281    7.
3. Timothy F. Fidgeon       28-06169    8.
4. Michael J. Puzo          28-06165    9.
5. Kurt F. Somerville       28-10379    10.
--------
*  Refers to manager number on attached detail in Item 7.

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
AS OF MARCH 31, 2007                        FORM 13F                        SEC FILE # STEPHEN W KIDDER \ 28-11134

                                                                     ITEM 6:
                                                       ITEM 5:      INVESTMENT                     ITEM 8:
                                              ITEM 4:  SHARES      DISCRETION                  VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     -------------------            -------------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL                     ITEM 7:    (A)    (B)    (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT     (A)   (B)   (C)   MANAGERS   SOLE  SHARED  NONE
--------------       -------------- --------- ------- --------- ----- ----- -----   --------   ----  ------  ----

   A F L A C INC     COMMON STOCK   001055102  315537    6705                XX                        6705

   AT&T INC          COMMON STOCK   00206R102  217772    5523                XX                        5523

   ABBOTT LABS       COMMON STOCK   002824100  395622    7090                XX                        7090

   AMAZON NOTE       CONV
     CONV SUB DEB    CORPORATE
                     BONDS          023135AF3  645125  650000                XX                      650000

   AMGEN INC         COMMON STOCK   031162100  741248   13265                XX                       13265

   APTARGROUP
     INC             COMMON STOCK   038336103  568905    8500                XX                        8500

   AUTOMATIC
     DATA
     PROCESSING      COMMON STOCK   053015103  691636   14290                XX                       14290

   B P PLC ADR       COMMON STOCK   055622104  796166   12296                XX                       12296

   CANADIAN
     NATIONAL
     RAILWAY CO      COMMON STOCK   136375102  702930   15925                XX                       15925

   CATERPILLAR
     INC             COMMON STOCK   149123101  536240    8000                XX                        8000

   CHEVRON CORP      COMMON STOCK   166764100  217073    2935                XX                        2935

   E I DU PONT DE
     NEMOURS & CO    COMMON STOCK   263534109  332664    6730                XX                        6730


   E M C CORP        COMMON STOCK   268648102  347012   25055                XX                       25055

   EMERSON
     ELECTRIC CO     COMMON STOCK   291011104  491226   11400                XX                       11400

   ENCANA CORP       COMMON STOCK   292505104  763754   15085                XX                       15085

   EXXON MOBIL
     CORP            COMMON STOCK   30231G102 2073291   27479                XX                       27479

   GENERAL
     ELECTRIC CO     COMMON STOCK   369604103 1986065   56167                XX                       56167

   HEWLETT
     PACKARD CO      COMMON STOCK   428236103  397386    9900                XX                        9900

   INTEL
     CORPORATION     COMMON STOCK   458140100 1255598   65635                XX                       65635

   JOHNSON &
     JOHNSON         COMMON STOCK   478160104 1503788   24955                XX                       24955

   LINCOLN NATL
     CORP IND        COMMON STOCK   534187109  775382   11438                XX                       11438

   MERCK & CO INC    COMMON STOCK   589331107  481453   10900                XX                       10900

   MICROSOFT CORP    COMMON STOCK   594918104  679331   24375                XX                       24375

AS OF MARCH 31, 2007                         FORM 13F                          SEC FILE # STEPHEN W KIDDER \ 28-11134

                                                                        ITEM 6:
                                                          ITEM 5:      INVESTMENT                     ITEM 8:
                                               ITEM 4:    SHARES      DISCRETION                  VOTING AUTHORITY
                                     ITEM 3:    FAIR        OR     -------------------            -------------------
ITEM 1:                 ITEM 2:       CUSIP    MARKET    PRINCIPAL                     ITEM 7:    (A)    (B)    (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER     VALUE     AMOUNT     (A)   (B)   (C)   MANAGERS   SOLE  SHARED  NONE
--------------       -------------- --------- ---------- --------- ----- ----- -----   --------   ----  ------  ----

  NOKIA CORP ADR A   COMMON STOCK   654902204     436053   19025                XX                      19025

  NOVARTIS AG ADR    COMMON STOCK   66987V109     404808    7410                XX                       7410

  NOVO NORDISK A/S
    ADR              COMMON STOCK   670100205     271590    3000                XX                       3000

  PEPSICO INC        COMMON STOCK   713448108     289198    4550                XX                       4550

  PFIZER INC         COMMON STOCK   717081103     210921    8350                XX                       8350

  PROCTER &
    GAMBLE CO        COMMON STOCK   742718109    1591253   25194                XX                      25194

  ROCKWELL
    AUTOMATION
    INC              COMMON STOCK   773903109     251454    4200                XX                       4200

  ROCKWELL
    COLLINS INC      COMMON STOCK   774341101     281106    4200                XX                       4200

  SCHLUMBERGER
    LTD              COMMON STOCK   806857108     218909    3168                XX                       3168

  TARGET CORP        COMMON STOCK   87612E106     238818    4030                XX                       4030

  3 M COMPANY        COMMON STOCK   88579Y101     975629   12765                XX                      12765

  UNION PACIFIC
    CORP             COMMON STOCK   907818108     243720    2400                XX                       2400

  WYETH              COMMON STOCK   983024100     440264    8800                XX                       8800

  ZIMMER
    HOLDINGS INC     COMMON STOCK   98956P102     312601    3660                XX                       3660

  AGGREGATE TOTAL                             23,081,528